Real Estate Owned	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Real Estate Owned

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2013	2012
Commercial properties	$1,227	$5,382
Residential properties	1,276	696
Bank properties	—	1,395

Total	$2,503	$7,473

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2013	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$5,382	$696	$1,395	$7,473
Transfers into real estate owned	2,477	1,373	—	3,850
Sale of real estate owned	(6,628)	(722)	(1,395)	(8,745)
Write down of real estate owned	(4)	(71)	—	(75)

Balance, end of year	$1,227	$1,276	$—	$2,503

During 2013, the Company transferred $3.9 million in book value of loans into real estate owned, including six commercial properties aggregating $2.5 million and 14 residential properties for $1.4 million. In 2013, the Company recorded $75 thousand of write-downs of real estate owned, including $71 thousand on the carrying value of two residential properties and $4 thousand on the carrying value of 1 commercial property. There were 23 commercial properties, six bank properties, and five residential properties, with carrying amounts of $6.6 million, $1.4 million and $722 thousand, respectively, sold during the year ended December 31, 2013, which resulted in a net loss of $1.2 million, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2013, the Company maintained 15 properties in the real estate owned portfolio.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2013	2012	2011
Net loss (gain) on sales of real estate	$1,209	$345	$(26)
Write-down of real estate owned	75	1,433	667
Operating expenses, net of rental income	986	580	545

Total	$2,270	$2,358	$1,186